Average Annual Total Returns - Regan Floating Rate MBS ETF		12 Months Ended	22 Months Ended
	Jun. 01, 2026	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		5.34%	6.19%
Performance Inception Date	Feb. 27, 2024
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.33%	4.13%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.13%	3.85%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	5.80%
Bloomberg U.S. Mortgage Backed Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	6.78%